Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net income	$ 238,665	$ 4,457,097	$ 4,000,499
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Write-off of accounts receivable	1,449,827	336,367
Depreciation and amortization expenses	341,608	202,325	102,905
Amortization of right of use assets	361,369	222,353	159,259
Share-based compensation expenses	211,823	168,350	159,984
Deferred tax benefits	(1,346,616)	(58,424)	(318,087)
Equity investment loss	13,758	25,622
Changes in fair value of short-term investments	58,403	10,331
Changes in operating assets and liabilities:
Accounts receivable	(104,230)	(5,486,914)	(3,134,065)
Prepayments	171,144	(197,402)	231,894
Other current assets	1,302,009	(1,143,200)	119,523
Accounts payable	(375,144)	260,350	94,461
Advances from customers	496	6,398	(476,261)
Income tax payable	905,733	535,981	618,120
Accrued expenses and other liabilities	(4,430)	179,738	408,725
Lease liabilities	(362,567)	(230,819)	(153,616)
Deferred government grants		(325,992)	(405,321)
Net Cash Provided by (Used in) Operating Activities	2,861,848	(1,037,839)	1,408,020
Cash Flows from Investing Activities:
Purchases of property and equipment	(1,799,860)	(160,602)	(1,312,941)
Payments of deposits for property purchase		(688,267)
Investments in short-term investments		(2,043,259)	(2,460,879)
Investment in a limited partnership		(1,217,039)
Investment in equity method investees	(708,129)
Investment in an equity security	(150,000)
Release from short-term investments	1,678,367		3,618,940
Buy out of a non-controlling interests			(33,718)
Loan (provided to) repayment from related parties	(387,549)	14,489	(14,476)
Loans provided to third parties	(3,725,211)
Loans repayment from third parties	1,075,098
Net Cash Used in Investing Activities	(4,017,284)	(4,094,678)	(203,074)
Cash Flows from Financing Activities:
Proceeds from issuance of ordinary shares in connection with initial public offering, net of offering cost		11,886,363
Payment of expenses relating to initial public offerings		(388,709)	(468,328)
Repayment of bank borrowings			(723,788)
Net Cash Provided by (Used in) Financing Activities		11,497,654	(1,192,116)
Effect of exchange rate changes on cash and cash equivalents	(2,529)	875,258	(98,953)
Net (decrease) increase in cash and cash equivalents	(1,157,965)	7,240,395	(86,123)
Cash and cash equivalents at beginning of year	15,072,947	7,832,552	7,918,675
Cash and cash equivalents at end of year	13,914,982	15,072,947	7,832,552
Supplemental Cash Flow Information
Cash paid for interest expense			30,312
Cash paid for income tax	91,464	2,642	87,111
Noncash investing activities
Right of use assets obtained in exchange for operating lease obligations	$ 555,639	$ 37,919	$ 419,362